Changes in goodwill (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Changes in Goodwill [Abstract]
Beginning balance		₩ 3,901,260	₩ 3,873,060
Acquisitions through business combinations	[1]	2,258	28,200
Ending balance		₩ 3,903,518	₩ 3,901,260

[1]	Goodwill recognized as a result of the acquisition of the business by Shinhan Financial Investment Co., Ltd.